Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Exploration, evaluation and project expenses	$ 574,136	$ 186,764	$ 351,132
General and administrative expenses	742,177	425,353	432,460
Total operating expenses	1,316,313	612,117	783,592
Net operating loss	(1,316,313)	(612,117)	(783,592)
Other income	34,897	0	0
Interest expense	(6,345)	(3,419)	2,598
Realized loss on investment	(31,825)	(12,452)	0
Unrealized gain (loss) on investment	997,633	(36,384)	0
Revaluation of warrant liability	186,739	27,854	1,393,742
Loss and comprehensive loss	$ (135,214)	$ (636,518)	$ 612,748
Weighted average common shares outstanding – basic	24,508,363	17,757,530	14,459,929
Weighted average common shares outstanding – diluted	24,786,141	17,757,530	14,459,929
Loss per common share – basic	$ (0.01)	$ (0.04)	$ 0.04
Income per common share – diluted	$ (0.01)	$ (0.04)	$ 0.04